Document And Entity Information	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	First American Financial Corp
Entity Central Index Key	0001472787
Entity Emerging Growth Company	false
Securities Act File Number	001-34580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911571
Entity Address, Address Line One	1 First American Way
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5913
City Area Code	(714)
Local Phone Number	250-3000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE